Non-Controlling Interest in Consolidated Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of non controlling interest in consolidated subsidiaries [Abstract]
Summary of Non Controlling Interest in Consolidated Subsidiaries
An analysis of Coca-Cola FEMSA’s non-controlling interest in its consolidated subsidiaries as of December 31, 2023, 2022 and 2021 is as follows:

	2023	2022	2021
Mexico	Ps. 5,459	Ps. 5,337	Ps. 5,200
Colombia	80	16	19
Brazil	1,141	1,138	803
	Ps. 6,680	Ps. 6,491	Ps. 6,022

Summary of Changes in Non Controlling Interest
The changes in Coca-Cola FEMSA’s non-controlling interest were as follows:

	2023	2022	2021
Balance at beginning of the period	Ps. 6,491	Ps. 6,022	Ps. 5,583
Net income of non-controlling interest	690	592	623
Exchange differences on translation of foreign operations	(365)	37	(210)
Valuation of the effective portion of derivative financial instruments, net of taxes	(46)	(104)	87
Dividends paid	(90)	(56)	(61)
Balance at end of the period	Ps. 6,680	Ps. 6,491	Ps. 6,022